First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.3%
	Aerospace & Defense — 3.8%
75,169	BAE Systems PLC (GBP)	$2,081,888
	Banks — 10.8%
29,641	Bank of America Corp.	1,835,963
100,655	Piraeus Bank S.A. (EUR)	1,201,893
7,555	PNC Financial Services Group (The), Inc.	1,810,405
35,400	United Overseas Bank Ltd. (SGD)	1,157,441
		6,005,702
	Beverages — 7.8%
16,225	Carlsberg A/S, Class B (DKK)	2,227,220
23,662	Coca-Cola (The) Co.	2,098,110
		4,325,330
	Biotechnology — 3.5%
7,480	AbbVie, Inc.	1,918,022
	Consumer Finance — 2.1%
5,391	Capital One Financial Corp.	1,156,423
	Electrical Equipment — 3.7%
5,909	Schneider Electric SE (EUR)	2,022,013
	Hotels, Restaurants & Leisure — 2.0%
5,273	Darden Restaurants, Inc.	1,129,793
	Household Durables — 2.8%
62,250	Sony Group Corp. (JPY)	1,564,920
	Insurance — 2.8%
161,621	AIA Group Ltd. (HKD)	1,572,199
	Interactive Media & Services — 3.8%
6,188	Alphabet, Inc., Class C	2,075,517
	Machinery — 6.1%
28,188	Daimler Truck Holding AG (EUR)	1,531,985
39,900	Komatsu Ltd. (JPY)	1,857,754
		3,389,739
	Metals & Mining — 5.2%
12,644	Freeport-McMoRan, Inc.	957,657
18,513	Rio Tinto PLC (GBP)	1,925,025
		2,882,682
	Multi-Utilities — 1.9%
12,788	Sempra	1,044,780
	Oil, Gas & Consumable Fuels — 4.3%
16,297	EOG Resources, Inc.	2,362,413
	Pharmaceuticals — 6.2%
8,682	AstraZeneca PLC (GBP)	1,408,159
7,712	Johnson & Johnson	2,050,235
		3,458,394
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 6.8%
28,843	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	$2,186,729
4,500	Tokyo Electron Ltd. (JPY)	1,589,859
		3,776,588
	Software — 5.7%
6,211	Microsoft Corp.	3,150,778
	Specialty Retail — 2.2%
3,786	Home Depot (The), Inc.	1,241,164
	Technology Hardware, Storage & Peripherals — 6.3%
133,070	Quanta Computer, Inc. (TWD)	1,419,967
15,216	Samsung Electronics Co., Ltd. (Preference Shares) (KRW)	2,073,494
		3,493,461
	Textiles, Apparel & Luxury Goods — 7.4%
9,577	Cie Financiere Richemont S.A., Class A (CHF)	2,276,514
3,471	LVMH Moet Hennessy Louis Vuitton SE (EUR)	1,827,585
		4,104,099
	Tobacco — 2.9%
28,929	British American Tobacco PLC (GBP)	1,618,513
	Wireless Telecommunication Services — 2.2%
64,200	KDDI Corp. (JPY)	1,189,358
	Total Common Stocks	55,563,776
	(Cost $43,726,219)
MONEY MARKET FUNDS — 1.9%
1,036,633	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	1,036,633
	(Cost $1,036,633)

	Total Investments — 102.2%	56,600,409
	(Cost $44,762,852)
	Net Other Assets and Liabilities — (2.2)%	(1,227,843)
	Net Assets — 100.0%	$55,372,566

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of August 31, 2026.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	43.1%
United Kingdom	12.7
Japan	11.2
France	7.0
Taiwan	6.5
Switzerland	4.1
Denmark	4.0
South Korea	3.7
Hong Kong	2.8
Germany	2.8
Greece	2.2
Singapore	2.1
Total Investments	102.2
Net Other Assets and Liabilities	(2.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
USD	42.2%
GBP	12.4
EUR	11.6
JPY	11.0
TWD	6.4
CHF	4.0
DKK	3.9
KRW	3.7
HKD	2.8
SGD	2.0
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows:

	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,563,776	$55,563,776	$—	$—
Money Market Funds	1,036,633	1,036,633	—	—
Total Investments	$56,600,409	$56,600,409	$—	$—

*	See Portfolio of Investments for industry breakout.